Goodwill and Intangibles - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss	$ 0
Intangible assets (excluding goodwill), impairment loss	0
Amortization of intangible assets	30,800,000	$ 30,700,000	$ 30,700,000
Estimated amortization expense 2019	32,000,000
Estimated amortization expense 2020	32,000,000
Estimated amortization expense 2021	32,000,000
Estimated amortization expense 2022	32,000,000
Estimated amortization expense 2023	$ 31,700,000
Western Gas Partners, LP [Member] | Platte Valley [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	38 years
Western Gas Partners, LP [Member] | Wattenberg Processing Plant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	38 years
Western Gas Partners, LP [Member] | Chipeta [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	30 years